RELATED PARTY DISCLOSURES - Transactions are proceeded with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholder
RELATED PARTY DISCLOSURES
Interest income on loans granted to		€ 4	€ 1,077
Interest expense on loans received from	€ 877	916	737
Salary and Bonus	933	1,055	1,149
Outstanding balances - Liabilities	25,611	29,486
Key management personnel
RELATED PARTY DISCLOSURES
Interest expense on loans received from		3	12
Salary and Bonus	1,906	1,428	1,562
Equity method investees
RELATED PARTY DISCLOSURES
Purchases of goods or services	2,438		3
Sale of goods or services	332		427
Outstanding balances - Liabilities	2,663	358
Outstanding balances - Receivables	4,261	4,068
Other related parties
RELATED PARTY DISCLOSURES
Interest expense on loans received from	638	510	558
Purchases of goods or services	4,552	1,663	236
Sale of goods or services	134	31	€ 11,801
Outstanding balances - Liabilities	26,609	16,973
Outstanding balances - Receivables	€ 1,445	€ 1,286